Note 7 - Securities Owned And Securities Sold, But Not Yet Purchased, At Market - Marketable (Details) - Fair Value Measurements (USD $)	Sep. 30, 2013	Sep. 30, 2012
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value	$ 467,000	$ 752,000
Securities sold, but not yet purchased at fair value	15,000	1,000
Corporate Stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities sold, but not yet purchased at fair value	15,000	1,000
Corporate Stocks [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities sold, but not yet purchased at fair value	15,000	1,000
Corporate Stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value	428,000	18,000
Corporate Stocks [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value	428,000	18,000
Restricted Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value	39,000	56,000
Restricted Stock [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value	39,000	56,000
Government Obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value		678,000
Government Obligations [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value		678,000
Fair Value, Inputs, Level 1 [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value	428,000	696,000
Securities sold, but not yet purchased at fair value	15,000	1,000
Fair Value, Inputs, Level 2 [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value	$ 39,000	$ 56,000